EQUITY	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss for the three months ended September 30, 2014 and 2013:

		Three months ended September 30, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment		$(717)	$-	$(717)	$-	$(717)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	(29)	6	(23)	*	(23)
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	155	1	156	-	156
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	*	*	*	*	*
Total accumulated other comprehensive income (loss)		$(591)	$7	$(584)	$ *	$(584)

		Three months ended September 30, 2013
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment		$359	$-	$359	$-	$359
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	11	(6)	5	*	5
Unrealized gain (loss) from derivative financial instruments		(76)	-	(76)	*	(76)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	(1)	16	15	(4)	11
Total accumulated other comprehensive income (loss)		$293	$10	$303	$(4)	$299

* Represents an amount of less than $0.5 million. ** Affected cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.

The following tables present the changes in the components of accumulated other comprehensive loss for the nine months ended September 30, 2014 and 2013:

		Nine months ended September 30, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to general and administrative expenses	$(884)	$(5)	$(889)	$-	$(889)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	(20)	3	(17)	*	(17)
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	148	3	151	-	151
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	*	1	1	5	6
Total accumulated other comprehensive income (loss)		$(756)	$2	$(754)	$5	$(749)

		Nine months ended September 30, 2013
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(113)	$17	$(96)	$-	$(96)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	7	(6)	1	(1)	*
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	(69)	5	(64)	*	(64)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	*	17	17	3	20
Total accumulated other comprehensive income (loss)		$(175)	$33	$(142)	$2	$(140)

* Represents an amount of less than $0.5 million. ** Affected cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.

Share repurchase program

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares and American depository shares, of which, as of September 30, 2014, $1.33 billion remain available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time.

As of September 30, 2014, Teva had a treasury share balance of 97.2 million shares compared to a balance of 98.8 million shares as of December 31, 2013.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Three months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013
	in millions
Amount spent on shares repurchased	$-	$-	$-	$497
Number of shares repurchased	-	-	-	12.8